The Groups business and general information (Tables)	12 Months Ended
Jun. 30, 2025
The Groups business and general information
Schedule of previously issued financial statements
	06.30.2024 As previously reported	RECPAM (Inflationary effect)	06.30.2024	Error correction	06.30.2024 Restated
Current liabilities
Trade and other payables	248,494	97,957	346,451	2,164	348,615
Total Current liabilities	657,605	259,231	916,836	2,164	919,000
TOTAL LIABILITIES	1,909,201	752,611	2,661,812	2,164	2,663,976

SHAREHOLDERS’ EQUITY
Shareholders' equity	696,243	274,460	970,703	(2,164)	968,539
TOTAL SHAREHOLDERS' EQUITY	1,563,910	616,495	2,180,405	(2,164)	2,178,241

	06.30.2024 As previously reported	RECPAM (Inflationary effect)	06.30.2024	Error correction	06.30.2024 Restated
Management fees	(7,866)	(3,101)	(10,967)	(1,978)	(12,945)
Loss from operations	(136,236)	(53,703)	(189,939)	(1,978)	(191,917)
Inflation adjustment	(42,545)	(16,771)	(59,316)	19,789	(39,527)
Financial results, net	135,391	53,372	188,763	19,789	208,552
Profit for the year	93,980	37,048	131,028	17,811	148,839

Profit for the year per share attributable to equity holders of the parent:
Basic	132.44	52.20	184.64	30.07	214.71
Diluted	111.80	44.07	155.87	25.38	181.25

	06.30.2024 As previously reported	RECPAM (Inflationary effect)	06.30.2024	Error correction	06.30.2024 Restated
Net cash generated from operating activities before income tax paid	77,079	30,385	107,464	19,789	127,253
Net cash generated from operating activities	68,610	27,047	95,657	19,789	115,446
Exercise of warrants	16,428	6,474	22,902	(19,789)	3,113
Net cash used in financing activities	(208,529)	(82,202)	(290,731)	(19,789)	(310,520)

	06.30.2023 As previously reported	RECPAM (Inflationary effect)	06.30.2023	Error correction	06.30.2023 Restated
Current liabilities
Trade and other payables	282,108	111,208	393,316	185	393,501
Total Current liabilities	724,553	285,615	1,010,168	185	1,010,353
TOTAL LIABILITIES	2,178,387	858,724	3,037,111	185	3,037,296

SHAREHOLDERS’ EQUITY
Shareholders' equity	778,999	307,083	1,086,082	(185)	1,085,897
TOTAL SHAREHOLDERS' EQUITY	1,794,577	707,425	2,502,002	(185)	2,501,817

	06.30.2023 As previously reported	RECPAM (Inflationary effect)	06.30.2023	Error correction	06.30.2023 Restated
Management fees	(17,683)	(6,971)	(24,654)	(169)	(24,823)
Loss from operations	(75,750)	(29,867)	(105,617)	(169)	(105,786)
Inflation adjustment	41,526	16,376	57,902	1,688	59,590
Financial results, net	90,159	35,548	125,707	1,688	127,395
Profit for the year	290,458	114,500	404,958	1,519	406,477

Profit for the year per share attributable to equity holders of the parent:
Basic	270.75	106.72	377.47	2.53	380.00
Diluted	237.94	93.79	331.73	2.23	333.96

	06.30.2023 As previously reported	RECPAM (Inflationary effect)	06.30.2023	Error correction	06.30.2023 Restated
Net cash generated from operating activities before income tax paid	155,140	61,156	216,296	1,688	217,984
Net cash generated from operating activities	133,654	52,686	186,340	1,688	188,028
Exercise of warrants	1,928	760	2,688	(1,688)	1,000
Net cash used in financing activities	(337,137)	(132,900)	(470,037)	(1,688)	(471,725)